Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 6,127	$ (5,039)	$ 2,088
Adjustments to reconcile net income (loss) to net cash (used in) generated from operating activities:
Depreciation and amortization	3,225	1,780	1,641
Stock-based compensation	1,414	1,462	1,421
Other income – government grants	(817)	(204)	(252)
Provisions for obsolete inventories	405	1,359	1,328
Net loss (gain) recognized on long-term investments	79	(788)	(9,916)
Gain on sale of real estate		(500)
(Gain) loss on disposal of property and equipment, net	(189)	2	(6)
Deferred income taxes	(5)	(133)	(155)
Changes in operating assets and liabilities:
Accounts receivable, net	(6,095)	1,053	(2,204)
Inventories	(4,197)	133	(2,286)
Prepaid expenses and other current assets	(1,276)	981	(1,031)
Deferred charges	(3,836)	(571)	(983)
Operating lease right-of-use assets	(169)	(1,477)
Notes and accounts payable	3,128	285	2,122
Income tax payable	(339)	198	72
Government grants	817	204	252
Accrued expenses and other current liabilities	808	661	(105)
Operating lease liabilities	197	1,494
Accrued pension liabilities	(33)	(42)	(20)
Other liabilities	3	3	(1)
Net cash (used in) generated from operating activities	(753)	861	(8,035)
CASH FLOWS FROM INVESTING ACTIVITIES
Short-term investments	(4,491)	(34,649)	(11,197)
Property and equipment	(2,476)	(1,672)	(1,272)
(Increase) decrease in other assets	(47)	6	(12)
Cash received on maturity of short-term investments	11,418	4,953	22,540
Disposal of long-term investments	3,124	7,061	2,582
Sale of real estate		2,169
Disposal of property and equipment	331	1	16
Net cash provided by (used in) investing activities	7,859	(22,131)	12,657
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of treasury stock	(146)	(510)	(451)
Exercise of stock options	476	7	10
Issuance of ordinary shares under the Employee Stock Purchase Plan	77	109	86
Net cash provided by (used in) financing activities	407	(394)	(355)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	545	(53)	(374)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	8,058	(21,717)	3,893
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	10,731	32,448	28,555
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	18,789	10,731	32,448
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	$ 1,223	$ 1,171	$ 1,218